Stockholders' Equity - Schedule of Common Stock Warrant Activity (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Warrants, Outstanding and exercisable, Beginning Balance | shares	863,084
Number of Warrants, Exercised, K Warrants | shares	(277,778)
Number of Warrants, Outstanding and exercisable, Ending Balance | shares	585,306
Weighted Average Exercise Price, Outstanding and exercisable, Beginning Balance | $ / shares	$ 6.00
Weighted Average Exercise Price, Exercised, K Warrants | $ / shares	0.06
Weighted Average Exercise Price, Outstanding and exercisable, Ending Balance | $ / shares	$ 8.85
Weighted Average Remaining Contractual Life (Years), Outstanding and exercisable, Beginning Balance	2 years 6 months 3 days
Weighted Average Remaining Contractual Life (Years), Exercised, K Warrants	0 years
Weighted Average Remaining Contractual Life (Years), Outstanding and exercisable, Ending Balance	2 years 11 months 12 days